UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 29

Date of reporting period: August 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2008

Western Asset Global

High Yield Bond Portfolio

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended August 31, 2008. Looking back, fourth quarter 2007 U.S. gross domestic product (“GDP”)i declined 0.2%. This contraction in economic activity was attributed to continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% during the first quarter of 2008, and second quarter 2008 GDP growth was 2.8%. In recent months, the economy was supported by strong exports and consumer spending, the latter of which was aided by the government’s tax rebate checks.

While the economy may not fall into a recession, it is a moot point for many Americans, as the job market continues to weaken and energy prices remain elevated. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first eight months of 2008, and the unemployment rate rose to 6.1% in August, its highest level since September 2003. After oil reached a record $147 a barrel on July 11, 2008, it fell to $115 as of August 31, 2008. However, it continues to be well above the price of $74 per barrel as of August 31, 2007.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. In September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its latest meetings in June, August and September (after the reporting period ended), the Fed held rates steady. In conjunction with its September meeting, the Fed stated: “Strains in financial markets have increased significantly and labor markets have weakened further. Economic growth appears to have slowed recently, partly reflecting a softening of household spending. Tight credit conditions, the ongoing housing contraction, and some slowing in export growth are likely to weigh on economic growth over the next few quarters.” Then, on October 8, 2008, in a global coordination effort with

Western Asset Global High Yield Bond Portfolio	I

Letter from the chairman continued

six central banks around the world, interest rates were cut in an attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%.

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. Then, after the close of the reporting period, in mid-September, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. The U.S. Department of the Treasury also took an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, the Treasury proposed a $700 billion rescue plan to help financial institutions reduce their exposure to troubled mortgage-related securities. After the House of Representatives initially rejected the plan on September 29, 2008, a revamped version was approved by Congress and, on October 3, 2008, signed into law by the President of the United States.

During the six-month reporting period ended August 31, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended August 31, 2008, two-year Treasury yields went from 1.65% to 2.36%. Over the same time frame, 10-year Treasury yields moved from 3.53% to 3.83%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.18%.

Periods of increased investor risk aversion caused the high-yield bond market to produce lackluster results over the six months ended August 31, 2008. During that period, the Citigroup High Yield Market Indexv returned -0.18%. While high-yield bond prices rallied on several occasions, it was not enough to overcome several flights to quality that served to drag down the sector.

II	Western Asset Global High Yield Bond Portfolio

Despite periods of extreme market volatility and increased investor risk aversion, the emerging debt market posted a modestly positive return for the six months ended August 31, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 1.06%. Emerging market debt prices fluctuated given uncertainties regarding the potential fallout from the credit crisis in the U.S., fears of slower global growth and gyrating commodity prices. However, this was more than offset by overall solid demand, superior growth rates, increased domestic spending and rating upgrades in countries such as Brazil. For example, in the spring of 2008, Brazil received an investment grade credit rating for the first time from Standard & Poor’s. While many commodity prices are now lower than they were when they reached record high levels earlier in the year, they remain relatively high — further supporting many emerging market countries.

Performance review

For the six months ended August 31, 2008, Class I shares1 of Western Asset Global High Yield Bond Portfolio returned 0.89%. The Fund’s unmanaged benchmark, the Lehman Brothers Global High Yield Index (Hedged)vii returned -0.01% for the same period. The Lipper High Current Yield Funds Category Average2 returned 0.06% over the same time frame.

[1]	As of June 11, 2008, the existing shares of the Fund were redesignated as Class I shares.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 487 funds in the Fund’s Lipper category.

Western Asset Global High Yield Bond Portfolio	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of August 31, 2008 (unaudited)
6 MONTHS (not annualized)
Global High Yield Bond Portfolio — Class I Shares[1]	0.89%
Lehman Brothers Global High Yield Index (Hedged)	-0.01%
Lipper High Current Yield Funds Category Average[2]	0.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yield for the period ended August 31, 2008 was 10.94%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield would have been 10.74%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated June 11, 2008, the gross total operating expense ratio for Class I shares was 1.09%.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%. This expense limitation may be reduced or terminated at any time.

Special shareholder notice

The Board of Trustees of the Fund recently approved Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) as subadviser to the Fund, under an additional subadvisory agreement between Western Asset Management Company (“Western Asset”) and Western Singapore. The appointment is effective on November 3, 2008.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s total assets under management were approximately $1.7 billion. The Western Singapore office is responsible, generally, for managing Asian (ex Japan) fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement and client service.

Western Singapore will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. The

IV	Western Asset Global High Yield Bond Portfolio

Fund’s current management fee remains unchanged. Western Asset and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

A special note regarding recent market volatility

In recent weeks, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and, perhaps, into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain steadfast in our commitment to provide you with extraordinary service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers do everything in their power to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees,

Western Asset Global High Yield Bond Portfolio	V

Letter from the chairman continued

and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 8, 2008

VI	Western Asset Global High Yield Bond Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

vii

The Lehman Brothers Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indexes.

Western Asset Global High Yield Bond Portfolio	VII

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — August 31, 2008

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2008 and held for the six months ended August 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]

Class I*	0.89%	$1,000.00	$1,008.90	0.70%	$3.54

[1]	For the six months ended August 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

*	Effective June 11, 2008, existing shares of the Fund were redesignated as Class I shares.

2	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON ACTUAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class I*	5.00%	$1,000.00	$1,021.68	0.70%	$3.57

[1]	For the six months ended August 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

*	Effective June 11, 2008, existing shares of the Fund were redesignated as Class I shares.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

CORPORATE BONDS & NOTES — 82.5%
CONSUMER DISCRETIONARY — 15.7%
		Auto Components — 1.0%
		Allison Transmission Inc., Senior Notes:
50,000		11.000% due 11/1/15(a)	$46,250
70,000		11.250% due 11/1/15(a)(b)	62,650
125,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	51,250
		Visteon Corp., Senior Notes:
97,000		8.250% due 8/1/10	82,450
243,000		12.250% due 12/31/16(a)	167,670
		Total Auto Components	410,270
		Automobiles — 2.0%
284,000	EUR	Bombardier Inc., 7.250% due 11/15/16(a)	399,758
		General Motors Corp.:
130,000		Notes, 7.200% due 1/15/11	83,850
580,000		Senior Debentures, 8.375% due 7/15/33	290,000
		Total Automobiles	773,608
		Diversified Consumer Services — 0.4%
175,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	154,219
		Hotels, Restaurants & Leisure — 3.0%
230,000		Buffets Inc., Senior Notes, 12.500% due 11/1/14(c)	3,450
100,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	70,500
20,000		Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	17,000
50,000	EUR	Codere Finance Luxembourg SA, 8.250% due 6/15/15(a)	62,316
50,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	48,250
90,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	74,025
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	287,625
80,000		Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16(a)	54,200
120,000		Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(a)	96,000
250,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	179,375
200,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	139,000
		Station Casinos Inc.:
50,000		Senior Notes, 6.000% due 4/1/12	35,125
200,000		Senior Subordinated Notes, 6.500% due 2/1/14	91,000
		Total Hotels, Restaurants & Leisure	1,157,866

See Notes to Financial Statements.

4	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Household Durables — 1.7%
500,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06(c)(d)(e)	$0
		K Hovnanian Enterprises Inc.:
140,000		11.500% due 5/1/13(a)	143,675
60,000		Senior Notes, 8.625% due 1/15/17	39,900
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	195,000
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.413% due 9/1/12	304,300
		Total Household Durables	682,875
		Internet & Catalog Retail — 0.2%
70,000		Ticketmaster, Senior Notes, 10.750% due 8/1/16(a)	72,100
		Leisure Equipment & Products — 0.2%
55,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12(a)	65,321
		Media — 5.4%
		Affinion Group Inc.:
20,000		Senior Notes, 10.125% due 10/15/13	19,800
200,000		Senior Subordinated Notes, 11.500% due 10/15/15	196,000
349,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	269,603
192,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	172,800
105,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	69,825
105,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	69,825
220,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)	232,100
100,000		CMP Susquehanna Corp., 9.875% due 5/15/14	63,000
200,000		Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	154,500
45,000		EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15	43,200
300,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	137,250
50,000	EUR	Lottomatica SpA, Bonds, 8.250% due 3/31/66(a)(d)(f)	64,148
80,000		R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	44,400
50,000		R.H. Donnelley Inc., 11.750% due 5/15/15(a)	37,000
190,000		TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)	163,400
280,000	EUR	UPC Holding BV, Senior Notes, 7.750% due 1/15/14(a)	376,680
		Total Media	2,113,531
		Multiline Retail — 0.9%
		Dollar General Corp.:
30,000		Senior Notes, 10.625% due 7/15/15	30,225

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Multiline Retail — 0.9% continued
120,000		Senior Subordinated Notes, 11.875% due 7/15/17(b)	$114,000
50,000	EUR	Edcon Holdings Proprietary Ltd., 10.458% due 6/15/15(a)(f)	40,688
		Neiman Marcus Group Inc.:
70,000		Senior Notes, 9.000% due 10/15/15(b)	68,425
110,000		Senior Subordinated Notes, 10.375% due 10/15/15	107,800
		Total Multiline Retail	361,138
		Specialty Retail — 0.9%
60,000		Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16(a)	54,300
120,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	95,700
72,000	EUR	Edcon Holdings Proprietary Ltd., 10.458% due 6/15/15(a)(f)	58,591
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07(c)(d)(e)	0
		Michaels Stores Inc.:
135,000		Senior Notes, 10.000% due 11/1/14	101,925
50,000		Senior Subordinated Bonds, 11.375% due 11/1/16	32,250
		Total Specialty Retail	342,766
		TOTAL CONSUMER DISCRETIONARY	6,133,694
CONSUMER STAPLES — 1.3%
		Food & Staples Retailing — 0.1%
22,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31	25,578
		Food Products — 0.4%
185,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	172,050
20,000		Stater Brothers Holdings Inc., 7.750% due 4/15/15	19,400
		Total Food Products	191,450
		Tobacco — 0.8%
		Alliance One International Inc., Senior Notes:
230,000		8.500% due 5/15/12	216,775
90,000		11.000% due 5/15/12	92,025
		Total Tobacco	308,800
		TOTAL CONSUMER STAPLES	525,828
ENERGY — 9.1%
		Energy Equipment & Services — 0.2%
80,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	79,000
		Oil, Gas & Consumable Fuels — 8.9%
120,000		Atlas Pipeline Partners LP, 8.750% due 6/15/18(a)	117,600
300,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	306,750
135,000		Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	132,300
98,278	EUR	Corral Finans AB, 6.463% due 4/12/10(a)(b)(f)	123,566

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Oil, Gas & Consumable Fuels — 8.9% continued
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06(c)(d)(e)	$0
225,000		El Paso Corp., Notes, 7.875% due 6/15/12	231,990
220,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	218,900
		Gazprom, Bonds:
4,690,000	RUB	6.790% due 10/29/09	188,699
1,180,000	RUB	7.000% due 10/27/11	45,227
35,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16(a)	33,075
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	285,600
130,000		LUKOIL International Finance BV, 6.356% due 6/7/17(a)	117,000
80,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18(a)	80,000
50,000		OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	49,687
95,000		Parallel Petroleum Corp., 10.250% due 8/1/14	93,100
		Petrohawk Energy Corp., Senior Notes:
80,000		9.125% due 7/15/13	80,000
20,000		7.875% due 6/1/15(a)	18,750
306,956		Petrozuata Finance Inc., 8.220% due 4/1/17(a)	320,002
80,000		Quicksilver Resources Inc., 8.250% due 8/1/15	77,800
310,000		SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18(a)	292,175
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(e)	95,000
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	21,500
20,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	18,300
155,000		Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	161,781
225,000		Tennessee Gas Pipeline Co., 7.000% due 3/15/27	218,921
185,000		VeraSun Energy Corp., 9.375% due 6/1/17	109,150
25,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	24,250
		Total Oil, Gas & Consumable Fuels	3,461,123
		TOTAL ENERGY	3,540,123
FINANCIALS — 12.9%
		Capital Markets — 0.7%
230,000	EUR	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	281,593
		Commercial Banks — 2.8%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	227,700
250,000		HSBK Europe BV, 7.250% due 5/3/17(a)	208,125
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(f)	109,284
100,000		RSHB Capital, Notes, 7.125% due 1/14/14(a)	97,930

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Commercial Banks — 2.8% continued
		Russian Agricultural Bank, Loan Participation Notes:
10,000		7.175% due 5/16/13(a)	$9,826
106,000		6.299% due 5/15/17(a)	94,393
		TuranAlem Finance BV:
		Bonds:
280,000		8.250% due 1/22/37(a)	198,800
105,000		8.250% due 1/22/37(a)	74,550
50,000	GBP	Medium-Term Notes, 7.125% due 12/21/09	79,466
		Total Commercial Banks	1,100,074
		Consumer Finance — 3.3%
		Ford Motor Credit Co., Senior Notes:
139,000		8.026% due 6/15/11(f)	108,853
100,000		5.538% due 1/13/12(f)	73,884
705,000		12.000% due 5/15/15	596,992
530,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	286,341
220,000		SLM Corp., 8.450% due 6/15/18	202,057
		Total Consumer Finance	1,268,127
		Diversified Financial Services — 4.7%
400,000		AAC Group Holding Corp., step bond to yield 9.092% due 10/1/12(a)	382,000
125,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(a)	74,375
70,000		Capmark Financial Group Inc., 5.875% due 5/10/12	45,208
330,000		Galaxy Entertainment Finance Co. Ltd., 8.133% due 12/15/10(a)(f)	318,450
220,000	EUR	Hellas II, Subordinated Notes, 10.963% due 1/15/15(a)(f)	225,802
100,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	101,125
		Residential Capital LLC:
166,000		8.500% due 5/15/10(a)	115,370
256,000		9.625% due 5/15/15(a)	85,760
325,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	320,938
178,000	EUR	Zlomrex International Finance S.A., Secured Notes, 8.500% due 2/1/14(a)(d)	170,950
		Total Diversified Financial Services	1,839,978
		Insurance — 0.5%
220,000		American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58(a)(f)	170,315
		Real Estate Management & Development — 0.9%
100,000	EUR	Akerys Holdings SA, 8.213% due 8/1/14(a)(f)	39,589
300,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	166,500

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Real Estate Management & Development — 0.9% continued
		Realogy Corp.:
20,000		10.500% due 4/15/14	$11,900
150,000		11.000% due 4/15/14(b)	71,250
145,000		Senior Subordinated Notes, 12.375% due 4/15/15	67,425
		Total Real Estate Management & Development	356,664
		TOTAL FINANCIALS	5,016,751
HEALTH CARE — 5.0%
		Health Care Equipment & Supplies — 0.7%
185,000		Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	166,500
		Biomet Inc.:
40,000		10.375% due 10/15/17(b)	42,200
65,000		11.625% due 10/15/17	68,656
		Total Health Care Equipment & Supplies	277,356
		Health Care Providers & Services — 3.1%
150,000		CRC Health Corp., 10.750% due 2/1/16	116,250
		HCA Inc.:
225,000		Notes, 6.375% due 1/15/15	186,750
390,000		Senior Secured Notes, 9.625% due 11/15/16(b)	394,387
		Tenet Healthcare Corp., Senior Notes:
30,000		6.500% due 6/1/12	29,175
150,000		9.875% due 7/1/14	151,875
403,000		US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(b)(f)	324,415
		Total Health Care Providers & Services	1,202,852
		Life Sciences Tools & Services — 1.1%
330,000	EUR	Millipore Corp., 5.875% due 6/30/16(a)	451,202
		Pharmaceuticals — 0.1%
405,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(e)	21,263
		TOTAL HEALTH CARE	1,952,673
INDUSTRIALS — 10.8%
		Aerospace & Defense — 0.5%
60,000		BE Aerospace Inc., 8.500% due 7/1/18	62,700
150,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(b)	150,375
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26(c)(d)(e)(f)	0
		Total Aerospace & Defense	213,075
		Airlines — 0.4%
4,832		Continental Airlines Inc., Pass-Through Certificates, 6.541% due 9/15/09	4,542

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Airlines — 0.4% continued
160,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	$155,200
	Total Airlines	159,742
	Building Products — 2.0%
	Associated Materials Inc.:
260,000	Senior Discount Notes, step bond to yield 15.988% due 3/1/14	175,500
135,000	Senior Subordinated Notes, 9.750% due 4/15/12	135,337
	GTL Trade Finance Inc.:
120,000	7.250% due 10/20/17(a)	121,548
130,000	7.250% due 10/20/17(a)	131,113
175,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	107,625
230,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.811% due 3/1/14	97,750
	Total Building Products	768,873
	Commercial Services & Supplies — 3.2%
400,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	424,500
	DynCorp International LLC/DIV Capital Corp.:
60,000	9.500% due 2/15/13(a)	60,000
305,000	Senior Subordinated Notes, 9.500% due 2/15/13	302,712
120,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	126,600
180,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	144,900
325,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08(c)(d)(e)	0
200,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(a)	179,000
	Total Commercial Services & Supplies	1,237,712
	Construction & Engineering — 0.2%
80,000	CSC Holdings Inc., 8.500% due 6/15/15(a)	80,800
	Industrial Conglomerates — 0.3%
	Sequa Corp., Senior Notes:
60,000	11.750% due 12/1/15(a)	53,100
60,000	13.500% due 12/1/15(a)(b)	53,100
	Total Industrial Conglomerates	106,200
	Marine — 0.6%
290,000	Arpeni Pratama Ocean Line Investment BV, 8.750% due 5/3/13(a)	233,039
	Road & Rail — 1.5%
135,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	141,750
345,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	306,188

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Road & Rail — 1.5% continued
120,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	$118,200
	Total Road & Rail	566,138
	Trading Companies & Distributors — 1.8%
260,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	235,300
185,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	160,950
425,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	308,125
	Total Trading Companies & Distributors	704,375
	Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
30,000	10.554% due 5/15/15(a)(f)	10,650
330,000	12.500% due 5/15/17(a)	122,925
	Total Transportation Infrastructure	133,575
	TOTAL INDUSTRIALS	4,203,529
INFORMATION TECHNOLOGY — 2.4%
	Electronic Equipment, Instruments & Components — 0.5%
	NXP BV/NXP Funding LLC:
65,000	Senior Notes, 9.500% due 10/15/15	44,200
190,000	Senior Secured Notes, 7.875% due 10/15/14	156,750
	Total Electronic Equipment, Instruments & Components	200,950
	IT Services — 1.5%
100,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	89,125
270,000	First Data Corp., 9.875% due 9/24/15(a)	233,213
240,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	243,000
	Total IT Services	565,338
	Semiconductors & Semiconductor Equipment — 0.2%
	Freescale Semiconductor Inc.:
60,000	10.125% due 12/15/16	46,350
20,000	Senior Notes, 8.875% due 12/15/14	16,300
	Total Semiconductors & Semiconductor Equipment	62,650
	Software — 0.2%
120,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	91,200
	TOTAL INFORMATION TECHNOLOGY	920,138
MATERIALS — 10.2%
	Chemicals — 0.5%
260,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	128,700
170,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	87,550
	Total Chemicals	216,250

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Containers & Packaging — 1.4%
120,000		Berry Plastics Holding Corp., 10.250% due 3/1/16	$84,600
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14(a)	55,717
70,000		Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	61,775
140,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	132,300
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14(a)	64,057
40,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	33,400
275,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(c)(d)(e)	0
60,000		Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(a)	61,800
40,000		Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	35,400
		Total Containers & Packaging	529,049
		Metals & Mining — 4.6%
350,000		CII Carbon LLC, 11.125% due 11/15/15(a)	346,500
160,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	168,000
110,000		Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14(f)	88,000
190,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	177,175
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11(a)	378,742
290,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	285,650
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	353,694
		Total Metals & Mining	1,797,761
		Paper & Forest Products — 3.7%
		Abitibi-Consolidated Co. of Canada:
272,000		15.500% due 7/15/10(a)	206,720
180,000		Senior Secured Notes, 13.750% due 4/1/11(a)	189,900
190,000		Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	174,800
161,000	EUR	Lecta SA, Senior Secured Notes, 7.590% due 2/15/14(a)(f)	175,279
95,000		NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12(f)	89,537
249,040		NewPage Holding Corp., 9.986% due 11/1/13(b)(f)	232,230
300,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	262,500
120,000		Verso Paper Holdings LLC, 11.375% due 8/1/16	102,600
		Total Paper & Forest Products	1,433,566
		TOTAL MATERIALS	3,976,626
TELECOMMUNICATION SERVICES — 9.1%
		Diversified Telecommunication Services — 6.0%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17(a)	234,000
90,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	16,200

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Diversified Telecommunication Services — 6.0% continued
290,000		Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16(a)	$292,537
340,000		Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	313,650
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(a)	96,330
		Virgin Media Finance PLC, Senior Notes:
280,000	GBP	9.750% due 4/15/14	465,457
250,000		9.125% due 8/15/16	239,375
600,522		Wind Acquisition Finance SA, 10.750% due 12/1/15	551,730
140,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	139,300
		Total Diversified Telecommunication Services	2,348,579
		Wireless Telecommunication Services — 3.1%
110,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	127,050
350,000		iPCS Inc., 4.926% due 5/1/13(f)	312,375
210,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	209,213
		Sprint Capital Corp., Senior Notes:
20,000		8.375% due 3/15/12	20,165
220,000		6.875% due 11/15/28	187,470
450,000		True Move Co., Ltd., 10.750% due 12/16/13(a)	360,000
		Total Wireless Telecommunication Services	1,216,273
		TOTAL TELECOMMUNICATION SERVICES	3,564,852
UTILITIES — 6.0%
		Electric Utilities — 1.0%
100,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	106,875
290,000		Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16(a)(b)	279,125
		Total Electric Utilities	386,000
		Gas Utilities — 0.5%
230,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	210,450
		Independent Power Producers & Energy Traders — 4.5%
270,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	250,425
130,000		Edison Mission Energy, Senior Notes, 7.200% due 5/15/19	125,450
1,020,000		Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	1,012,350
140,000		Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	139,650
		NRG Energy Inc., Senior Notes:
100,000		7.375% due 2/1/16	99,000
130,000		7.375% due 1/15/17	127,400
		Total Independent Power Producers & Energy Traders	1,754,275
		TOTAL UTILITIES	2,350,725
		TOTAL CORPORATE BONDS & NOTES (Cost — $38,852,033)	32,184,939

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

ASSET-BACKED SECURITIES — 0.4%
FINANCIALS — 0.4%
	Diversified Financial Services — 0.4%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/12(c)(d)(e)	$0
179,096	Business Loan Express, 3.417% due 5/15/29(a)(f)	155,904
	TOTAL ASSET-BACKED SECURITIES (Cost — $527,936)	155,904
COLLATERALIZED SENIOR LOANS — 2.5%
CONSUMER DISCRETIONARY — 0.6%
	Auto Components — 0.6%
244,093	Allison Transmission, Term Loan B, 5.480% due 8/7/14(f)	219,836
ENERGY — 0.7%
	Energy Equipment & Services — 0.4%
174,060	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(e)(f)	172,320
	Oil, Gas & Consumable Fuels — 0.3%
	Ashmore Energy International:
13,923	Synthetic Revolving Credit Facility, 5.098% due 3/30/14(f)	12,774
101,537	Term Loan, 5.696% due 3/30/14(f)	93,160
	Total Oil, Gas & Consumable Fuels	105,934
	TOTAL ENERGY	278,254
HEALTH CARE — 1.2%
	Health Care Providers & Services — 1.2%
553,124	Iasis Healthcare LLC, 8.163% due 6/15/14(f)	486,749
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,071,479)	984,839
CONVERTIBLE BONDS & NOTES — 0.3%
CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
20,000	Virgin Media Inc., 6.500% due 11/15/16(a)	18,450
INDUSTRIALS — 0.3%
	Marine — 0.3%
130,000	Horizon Lines Inc., 4.250% due 8/15/12	107,413
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $121,563)	125,863
SOVEREIGN BONDS — 5.9%
	Argentina — 1.3%
	Republic of Argentina:
150,000	7.000% due 4/17/17	101,979
578,000	Bonds, 7.000% due 9/12/13	414,169
	Total Argentina	516,148

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Brazil — 2.8%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	$579
1,688,000	BRL	10.000% due 7/1/10	963,192
152,000	BRL	6.000% due 5/15/17	147,029
		Total Brazil	1,110,800
		Indonesia — 0.6%
		Republic of Indonesia:
924,000,000	IDR	10.250% due 7/15/22	87,161
321,000,000	IDR	11.000% due 9/15/25	31,476
614,000,000	IDR	10.250% due 7/15/27	56,262
699,000,000	IDR	9.750% due 5/15/37	59,948
		Total Indonesia	234,847
		Venezuela — 1.2%
		Bolivarian Republic of Venezuela:
140,000		8.500% due 10/8/14	130,550
411,000		5.750% due 2/26/16	318,525
		Total Venezuela	449,075
		TOTAL SOVEREIGN BONDS (Cost — $2,477,583)	2,310,870
SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
		Household Durables — 0.0%
1,594,550		Home Interiors & Gifts Inc.(d)(e)*	2
2,998		Mattress Discounters Corp.(d)(e)*	0
		TOTAL CONSUMER DISCRETIONARY	2
INFORMATION TECHNOLOGY — 0.0%
		Computers & Peripherals — 0.0%
4,055		Axiohm Transaction Solutions Inc.(d)(e)*	0
		TOTAL COMMON STOCKS (Cost — $846,635)	2
ESCROWED SHARES — 0.0%
375,000		Pillowtex Corp.(d)(e)* (Cost — $0)	0
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
		Media — 0.0%
0		ION Media Networks Inc., Series B*	195

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
SHARES		SECURITY	VALUE

FINANCIALS — 0.0%
		Diversified Financial Services — 0.0%
		TCR Holdings Corp.:
439		Class B Shares(d)(e)*	$0
241		Class C Shares(d)(e)*	0
636		Class D Shares(d)(e)*	0
1,316		Class E Shares(d)(e)*	0
		TOTAL FINANCIALS	0
		TOTAL PREFERRED STOCKS (Cost — $3,606)	195
CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
220		Bank of America Corp., 7.250% 0/0/0 (Cost — $220,475)	201,080
WARRANTS
WARRANTS — 0.0%
200		Leap Wireless International Inc., Expires 4/15/10(a)(d)(e)*	0
2,521		Pillowtex Corp., Expires 11/24/09(d)(e)*	0
		TOTAL WARRANTS (Cost — $1,855)	0
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $44,123,165)	35,963,692
FACE AMOUNT†
SHORT-TERM INVESTMENTS — 3.4%
		Sovereign Bonds — 2.7%
		Bank Negara Malaysia Islamic Notes:
49,000	MYR	Zero coupon bond to yield 3.260% due 9/16/08	14,421
198,000	MYR	Zero coupon bond to yield 3.470% due 9/23/08	58,225
22,000	MYR	Zero coupon bond to yield 3.300% due 10/28/08	6,449
		Bank Negara Malaysia Monetary Notes:
105,000	MYR	Zero coupon bond to yield 3.380% due 9/4/08	30,933
97,000	MYR	Zero coupon bond to yield 3.430% due 10/7/08	28,487
98,000	MYR	Zero coupon bond to yield 3.240% due 10/21/08	28,751
49,000	MYR	Zero coupon bond to yield 3.266% due 10/21/08	14,374
95,000	MYR	Zero coupon bond to yield 3.256% due 11/13/08	27,802
30,000	MYR	Zero coupon bond to yield 3.320% due 11/25/08	8,765
100,000	MYR	Zero coupon bond to yield 3.440% due 2/17/09	28,977
		Egypt Treasury Bills:
3,850,000	EGP	Zero coupon bond to yield 7.080% due 10/28/08	708,359
600,000	EGP	Zero coupon bond to yield 6.390% due 11/11/08	109,066
		Total Sovereign Bonds (Cost — $1,051,124)	1,064,609

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Repurchase Agreement — 0.7%
251,000	Morgan Stanley tri-party repurchase agreement dated 8/29/08, 2.030% due 9/2/08; Proceeds at maturity — $251,057; (Fully collateralized by various U.S. government agency obligation, 4.250% due 7/22/11; Market value — $261,950) (Cost —$251,000)	$251,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,302,124)	1,315,609
	TOTAL INVESTMENTS — 95.5% (Cost — $45,425,289#)	37,279,301
	Other Assets in Excess of Liabilities — 4.5%	1,762,598
	TOTAL NET ASSETS — 100.0%	$39,041,899

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	—Brazilian Real
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
MYR	—Malaysian Ringgit
OJSC	—Open Joint Stock Company
RUB	—Russian Ruble

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2008

ASSETS:
Investments, at value (Cost — $45,425,289)	$37,279,301
Foreign currency, at value (Cost — $739,163)	693,210
Cash	601
Dividends and interest receivable	960,910
Receivable for open forward currency contracts	425,308
Prepaid expenses	12,467
Total Assets	39,371,797
LIABILITIES:
Payable for securities purchased	136,375
Payable for Fund shares repurchased	47,354
Payable for open forward currency contracts	24,724
Investment management fee payable	11,874
Trustees’ fees payable	6,252
Accrued expenses	103,319
Total Liabilities	329,898
TOTAL NET ASSETS	$39,041,899
NET ASSETS:
Par value (Note 5)	$65
Paid-in capital in excess of par value	50,813,480
Undistributed net investment income	1,925,317
Accumulated net realized loss on investments and foreign currency transactions	(5,917,557)
Net unrealized depreciation on investments and foreign currencies	(7,779,406)
TOTAL NET ASSETS	$39,041,899
Shares Outstanding:
Class I	6,499,600
Net Asset Value:
Class I	$6.01

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2008

INVESTMENT INCOME:
Interest	$2,175,747
Dividends	8,019
Less: Foreign taxes withheld	(1,412)
Total Investment Income	2,182,354
EXPENSES:
Investment management fee (Note 3)	117,139
Shareholder reports	22,427
Audit and tax	20,420
Registration fees	13,052
Transfer agent fees	10,317
Legal fees	9,490
Custody fees	7,310
Insurance	1,155
Trustees’ fees	1,002
Miscellaneous expenses	600
Total Expenses	202,912
Less: Fee waivers and/or expense reimbursements (Note 3)	(55,232)
Net Expenses	147,680
NET INVESTMENT INCOME	2,034,674
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,600,574)
Foreign currency transactions	(321,270)
Net Realized Loss	(1,921,844)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(126,325)
Foreign currencies	464,846
Change in Net Unrealized Appreciation/Depreciation	338,521
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(1,583,323)
INCREASE IN NET ASSETS FROM OPERATIONS	$451,351

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	19

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (unaudited) AND THE YEAR ENDED FEBRUARY 29, 2008	August 31	February 29
OPERATIONS:
Net investment income	$2,034,674	$4,394,274
Net realized gain (loss)	(1,921,844)	75,134
Change in net unrealized appreciation/depreciation	338,521	(8,637,355)
Increase (Decrease) in Net Assets From Operations	451,351	(4,167,947)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(800,002)	(4,450,005)
Decrease in Net Assets From Distributions to Shareholders	(800,002)	(4,450,005)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	6,095,453	34,830,581
Reinvestment of distributions	579,996	3,462,090
Cost of shares repurchased	(13,059,030)	(29,916,720)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,383,581)	8,375,951
DECREASE IN NET ASSETS	(6,732,232)	(242,001)
NET ASSETS:
Beginning of period	45,774,131	46,016,132
End of period*	$39,041,899	$45,774,131
* Includes undistributed net investment income of:	$1,925,317	$690,645

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]*	2008[2]	2008[3]	2007[4]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$6.07	$7.13	$6.97	$7.18	$6.95	$6.21
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.30	0.57	0.50	0.51	0.53	0.57
Net realized and unrealized gain (loss)	(0.24)	(1.07)	0.25	(0.26)	0.23	0.85
Total income (loss) from operations	0.06	(0.50)	0.75	0.25	0.76	1.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.56)	(0.59)	(0.46)	(0.53)	(0.68)
Total distributions	(0.12)	(0.56)	(0.59)	(0.46)	(0.53)	(0.68)
NET ASSET VALUE, END OF PERIOD	$6.01	$6.07	$7.13	$6.97	$7.18	$6.95
Total return[6]	0.89%	(7.42)%	11.11%	3.68%	10.95%	23.37%
NET ASSETS, END OF PERIOD (000S)	$39,042	$45,774	$46,016	$195,384	$143,430	$119,322
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.95%[7]	1.09%	0.77%[8]	0.72%	0.72%	0.79%
Net expenses[9,10]	0.70 [7]	0.70 [11]	0.62 [8]	0.55	0.55	0.55
Net investment income	9.55 [7]	8.40	7.09	7.15	7.52	8.38
PORTFOLIO TURNOVER RATE	29%	72%	126%	28%	39%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2008 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	For a share of capital stock outstanding prior to April 16, 2007.

[5]	For the year ended February 29, 2004.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75 % and 0.61%, respectively.

[9]

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%. Prior to October 2, 2006, the expense limitation was 0.55%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	There was no impact to the expense ratio as a result of fees paid indirectly.

*	Effective June 11, 2008, existing shares of the Fund were redesignated as Class I shares.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of

22	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

24	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

2. Investment valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	AUGUST 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$37,279,301	$201,080	$37,078,219	$2
Other Financial Instruments*	400,584	—	400,584	—
Total	$37,679,885	$201,080	$37,478,803	$2

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of 2/29/08	$4
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	7,046
Net purchases (sales)	(7,048)
Transfers in and/or out of Level 3	—
Balance as of 8/31/08	$2

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

During the six months ended August 31, 2008, the Fund’s Class I shares had voluntary expense limitations in place of 0.70%.

During the six months ended August 31, 2008, the LMPFA waived a portion of its investment management fee in the amount of $55,232.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

26	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended August 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$11,394,137
Sales	17,679,721

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$581,191
Gross unrealized depreciation	(8,727,179)
Net unrealized depreciation	$(8,145,988)

At August 31, 2008, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN(LOSS)
Contracts to Buy:
Euro	254,576	$371,933	11/5/08	$(23,067)
Indian Rupee	1,618,500	36,777	9/16/08	(542)
Indian Rupee	1,365,900	31,037	9/16/08	(736)
Indian Rupee	1,080,000	24,540	9/16/08	(379)
				(24,724)
Contracts to Sell:
British Pound	643,815	1,167,087	11/5/08	113,057
Euro	230,596	336,898	11/5/08	26,618
Euro	2,312,634	3,378,736	11/5/08	285,633
				425,308
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$400,584

5. Shares of beneficial interest

At August 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED AUGUST 31, 2008	YEAR ENDED FEBRUARY 29, 2008
Class I*
Shares sold	975,899	4,981,890
Shares issued on reinvestment	92,503	531,391
Shares repurchased	(2,106,612)	(4,427,527)
Net increase (decrease)	(1,038,210)	1,085,754

*	Effective as of June 11, 2008 existing shares of the Fund were redesignated as Class I shares.

6. Capital loss carryforward

At February 29, 2008, the Fund had a net capital loss carryforward of $3,036,676 which expires on February 28, 2011. This amount will be available to offset any future taxable gains.

7. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs

28	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

30	Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report

9. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Western Asset Global High Yield Bond Portfolio 2008 Semi-Annual Report	31

Western Asset Global High Yield Bond Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public

accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Western Asset Global High Yield Bond Portfolio

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010338 10/08 SR08-659

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 6, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: November 6, 2008